Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited) Disclosure

18.  QUARTERLY FINANCIAL DATA (UNAUDITED)

	Quarter
	1st	2nd	3rd	4th	Total

	(in thousands, except share and per share data)
Year ended December 31, 2013:
Net operating revenues	$3,262,031	$3,191,254	$3,174,416	$3,191,255	$12,818,956
Income from continuing operations
before income taxes	148,768	74,195	34,827	88,331	346,121
Income from continuing operations	99,344	53,245	27,853	62,001	242,443
Loss from discontinued operations	(3,021)	(6,160)	(6,255)	(9,739)	(25,175)
Net income attributable to Community
Health Systems, Inc.	$79,174	$29,753	$4,095	$28,181	$141,203
Basic earnings (loss) per share attributable to
Community Health Systems, Inc. common
stockholders:
Continuing operations	$0.90	$0.39	$0.11	$0.41	$1.80
Discontinued operations	(0.03)	(0.07)	(0.07)	(0.10)	(0.27)
Net income	$0.87	$0.32	$0.04	$0.30	$1.52
Diluted earnings (loss) per share attributable to
Community Health Systems, Inc. common
stockholders:
Continuing operations	$0.89	$0.38	$0.11	$0.40	$1.77
Discontinued operations	(0.03)	(0.07)	(0.07)	(0.10)	(0.27)
Net income	$0.86	$0.32	$0.04	$0.30	$1.51
Weighted-average number of shares outstanding:
Basic	91,002,615	92,866,370	93,259,027	93,372,398	92,633,332
Diluted	91,998,993	94,109,368	94,483,596	94,703,458	93,815,013

Year ended December 31, 2012:
Net operating revenues	$3,243,663	$3,196,097	$3,163,577	$3,229,399	$12,832,736
Income from continuing operations
before income taxes	146,089	159,213	90,575	125,969	521,846
Income from continuing operations	100,070	106,977	62,665	88,108	357,820
Loss from discontinued operations	(818)	(4,810)	(3,907)	(2,482)	(12,017)
Net income attributable to Community
Health Systems, Inc.	$75,474	$83,359	$44,233	$62,574	$265,640
Basic earnings (loss) per share attributable to
Community Health Systems, Inc. common
stockholders(1):
Continuing operations	$0.86	$0.99	$0.54	$0.72	$3.11
Discontinued operations	(0.01)	(0.05)	(0.04)	(0.03)	(0.13)
Net income	$0.85	$0.94	$0.50	$0.70	$2.98
Diluted earnings (loss) per share attributable to
Community Health Systems, Inc. common
stockholders(1):
Continuing operations	$0.86	$0.98	$0.53	$0.72	$3.09
Discontinued operations	(0.01)	(0.05)	(0.04)	(0.03)	(0.13)
Net income	$0.85	$0.93	$0.49	$0.69	$2.96
Weighted-average number of shares outstanding:
Basic	88,674,779	89,147,472	89,259,950	89,882,380	89,242,949
Diluted	88,852,704	89,530,639	90,009,113	90,828,119	89,806,937

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(1)	Total per share amounts may not add due to rounding.